Concentration of Risks	12 Months Ended
Dec. 31, 2021
Concentration of Risks
Concentration of Risks

3.Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, loans receivable, amounts due from related parties and other receivables from third-party payment platforms. As of December 31, 2020 and 2021, the aggregate amount of cash and cash equivalents and short-term investments of RMB243,340 and RMB111,179 (US$17,446), respectively, were held at major financial institutions located in the PRC, and RMB109,597 and RMB187,886 (US$29,484), respectively, were deposited with major financial institutions located outside the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions. There has been no recent history of default in relation to these financial institutions. Loans receivable is derived from loan to a third-party company in the PRC. The risk with respect to loans receivable is mitigated by credit evaluations the Group performs on the third-party company and its ongoing monitoring process of outstanding balances. Other receivables from third-party payment platforms (Note 5) derived from merchandise sales on the Group’s social e-commerce platforms are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on the selected third-party payment platforms that are reputable and market leaders. There has been no default of payments from these third-party payment platforms.

Accounts receivable are typically unsecured and are derived from sales of products to product resellers and distributors. As of December 31, 2020 and 2021, the Group had two and three customers with a receivable balance exceeding 10% of the total accounts receivable balance, respectively. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

3Concentration of Risks (Continued)

Business economic risk

The Group participates in a dynamic and competitive high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for products and services; competitive pressures due to new entrants; advances and new trends in new technology; strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Concentration of customers and suppliers

No individual customer represented greater than 10% of the Group’s total revenues for the years ended December 31, 2020 and 2021, respectively.

There were purchases from two suppliers for logistic services which individually represented 15% and 12% of the total amount of logistic service purchases made by the Company for the year ended December 31,2020. There were purchases from three suppliers for logistic services which individually represented 19%, 15% and 13% of the total amount of logistic service purchases made by the Company for the year ended December 31, 2021.

Interest rate risk

The Group is exposed to interest rate risk on its interest-bearing assets and liabilities which primarily relate to interest expenses incurred with respect to short-term bank loans and long-term loan and interest income generated from short-term investments and loans receivable extended to a third party and related parties. Although interest-bearing assets and liabilities carrying a degree of interest rate risk; the Group has not been exposed to, nor anticipates being exposed to, material risks due to changes in market interest rates. and does not use any derivative financial instruments to manage its interest risk exposure. The Group has not used derivative financial instruments to manage its interest rate risk exposure.

Currency convertibility risk

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the ‘‘PBOC’’). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The functional currency and the reporting currency of the Company are the US$ and the RMB, respectively. Most of the Group’s revenues and costs are denominated in RMB, while a portion of cash and cash equivalents is denominated in US$. Any significant revaluation of RMB may materially and adversely affect the Group’s earnings and financial position in US$.